Concentration of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2025
Revenue Benchmark [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Customers Total Revenue

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2024		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total revenue
Customer A	7,868,153	23.9%	3,897,127	33.8%
Customer B	*	*	1,803,456	15.7%
Customer C	*	*	1,443,077	12.5%
Customer D	*	*	1,261,059	10.9%
Customer E	4,715,701	14.3%	*	*

*	represent percentage less than 10%

Accounts Receivable [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Customers Total Revenue

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,		As of June 30,
	2024		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s accounts receivable, net
Customer A	17,781,671	32.0%	21,573,264	42.0%
Customer E	8,842,813	15.9%	8,658,074	16.8%
Customer F	6,105,155	11.0%	5,975,125	11.6%

Cost of Goods and Service Benchmark [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Customers Total Revenue

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended June 30,
	2024		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total purchase
Supplier A	14,320,237	31.3%	6,957,037	20.2%
Supplier B	7,833,995	17.1%	6,955,848	20.2%
Supplier C	*	*	6,042,282	17.5%
Supplier D	*	*	5,515,263	16.0%
Supplier E	4,883,356	10.7%	*	*
Supplier F	4,834,051	10.6%	*	*

*	represent percentage less than 10%